GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 99.5%

                SECURITY                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising -- 2.3%
-----------------------------------------------------------------------
Omnicom Group, Inc.                            40,000      $  4,000,000
-----------------------------------------------------------------------
                                                           $  4,000,000
-----------------------------------------------------------------------
Aerospace and Defense -- 1.4%
-----------------------------------------------------------------------
General Motors Corp., Class H(1)               25,000      $  2,400,000
-----------------------------------------------------------------------
                                                           $  2,400,000
-----------------------------------------------------------------------
Banks - Regional -- 3.4%
-----------------------------------------------------------------------
Banc One Corp.                                 80,000      $  2,565,000
Mellon Financial Corp.                        100,000         3,406,250
-----------------------------------------------------------------------
                                                           $  5,971,250
-----------------------------------------------------------------------
Beverages -- 2.0%
-----------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                      50,000      $  3,543,750
-----------------------------------------------------------------------
                                                           $  3,543,750
-----------------------------------------------------------------------
Broadcasting and Cable -- 2.1%
-----------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Class
A(1)                                          300,000      $  3,660,930
-----------------------------------------------------------------------
                                                           $  3,660,930
-----------------------------------------------------------------------
Chemicals -- 1.8%
-----------------------------------------------------------------------
Monsanto Co.                                   90,000      $  3,206,250
-----------------------------------------------------------------------
                                                           $  3,206,250
-----------------------------------------------------------------------
Communications Services -- 4.8%
-----------------------------------------------------------------------
Alltel Corp.                                   60,000      $  4,961,250
GTE Corp.                                      50,000         3,528,125
-----------------------------------------------------------------------
                                                           $  8,489,375
-----------------------------------------------------------------------
Computers and Business Equipment -- 4.1%
-----------------------------------------------------------------------
Lexmark International Group, Inc.(1)           55,000      $  4,977,500
Xerox Corp.                                   100,000         2,268,750
-----------------------------------------------------------------------
                                                           $  7,246,250
-----------------------------------------------------------------------
Consumer Non-Durables -- 1.1%
-----------------------------------------------------------------------
Kimberly-Clark Corp.                           30,000      $  1,957,500
-----------------------------------------------------------------------
                                                           $  1,957,500
-----------------------------------------------------------------------
                SECURITY                  SHARES           VALUE
-----------------------------------------------------------------------
Drugs -- 2.1%
-----------------------------------------------------------------------
American Home Products Corp.                   60,000      $  2,366,250
Lilly (Eli) & Co.                              20,000         1,330,000
-----------------------------------------------------------------------
                                                           $  3,696,250
-----------------------------------------------------------------------
Electric Utilities -- 3.1%
-----------------------------------------------------------------------
Cinergy Corp.                                  80,000      $  1,930,000
DQE, Inc.                                      40,000         1,385,000
TECO Energy, Inc.                             120,000         2,227,500
-----------------------------------------------------------------------
                                                           $  5,542,500
-----------------------------------------------------------------------
Financial - Miscellaneous -- 3.7%
-----------------------------------------------------------------------
Associates First Capital Corp.                135,000      $  3,704,062
Federal National Mortgage Association          45,000         2,809,687
-----------------------------------------------------------------------
                                                           $  6,513,749
-----------------------------------------------------------------------
Foods -- 4.7%
-----------------------------------------------------------------------
Flowers Industries, Inc.                      200,000      $  3,187,500
Nabisco Holdings Corp., Class A                75,000         2,371,875
Ralston Purina Group                          100,000         2,787,500
-----------------------------------------------------------------------
                                                           $  8,346,875
-----------------------------------------------------------------------
Household Products -- 4.4%
-----------------------------------------------------------------------
Clorox Co. (The)                               65,000      $  3,274,375
Unilever ADR                                   82,500         4,491,094
-----------------------------------------------------------------------
                                                           $  7,765,469
-----------------------------------------------------------------------
Information Services -- 2.1%
-----------------------------------------------------------------------
Automatic Data Processing, Inc.                70,000      $  3,771,250
-----------------------------------------------------------------------
                                                           $  3,771,250
-----------------------------------------------------------------------
Insurance -- 4.7%
-----------------------------------------------------------------------
American International Group, Inc.             20,983      $  2,268,787
Marsh & McLennan Cos., Inc.                    50,000         4,784,375
UnumProvident Corp.                            40,000         1,282,500
-----------------------------------------------------------------------
                                                           $  8,335,662
-----------------------------------------------------------------------
Investment Services -- 1.2%
-----------------------------------------------------------------------
Merrill Lynch & Co., Inc.                      25,000      $  2,087,500
-----------------------------------------------------------------------
                                                           $  2,087,500
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                SECURITY                  SHARES           VALUE
-----------------------------------------------------------------------
Lodging and Gaming -- 6.3%
-----------------------------------------------------------------------
Harrah's Entertainment, Inc.(1)               140,000      $  3,701,250
Mandalay Resort Group(1)                      200,000         4,025,000
Park Place Entertainment Corp.(1)             275,000         3,437,500
-----------------------------------------------------------------------
                                                           $ 11,163,750
-----------------------------------------------------------------------
Machinery -- 0.4%
-----------------------------------------------------------------------
Pentair, Inc.                                  19,000      $    731,500
-----------------------------------------------------------------------
                                                           $    731,500
-----------------------------------------------------------------------
Medical Products -- 2.2%
-----------------------------------------------------------------------
Abbott Laboratories                            30,000      $  1,089,375
Johnson & Johnson Co.                          30,000         2,793,750
-----------------------------------------------------------------------
                                                           $  3,883,125
-----------------------------------------------------------------------
Metals - Gold -- 1.2%
-----------------------------------------------------------------------
Barrick Gold Corp.                            125,000      $  2,210,937
-----------------------------------------------------------------------
                                                           $  2,210,937
-----------------------------------------------------------------------
Metals - Industrial -- 5.5%
-----------------------------------------------------------------------
Alcan Aluminum Ltd.                           110,000      $  4,530,625
Phelps Dodge Corp.                             20,000         1,342,500
Stillwater Mining Co.(1)                      120,000         3,825,000
-----------------------------------------------------------------------
                                                           $  9,698,125
-----------------------------------------------------------------------
Oil - Integrated -- 1.0%
-----------------------------------------------------------------------
BP Amoco PLC, ADR                              30,000      $  1,779,375
-----------------------------------------------------------------------
                                                           $  1,779,375
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 3.1%
-----------------------------------------------------------------------
Halliburton Co.                                55,000      $  2,213,750
Precision Drilling Corp.(1)                   130,000         3,339,375
-----------------------------------------------------------------------
                                                           $  5,553,125
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 3.7%
-----------------------------------------------------------------------
Apache Corp.                                  110,000      $  4,063,125
Devon Energy Corp.                             75,000         2,465,625
-----------------------------------------------------------------------
                                                           $  6,528,750
-----------------------------------------------------------------------
                SECURITY                  SHARES           VALUE
-----------------------------------------------------------------------
Printing and Business Products -- 2.9%
-----------------------------------------------------------------------
Valassis Communications, Inc.(1)              120,000      $  5,070,000
-----------------------------------------------------------------------
                                                           $  5,070,000
-----------------------------------------------------------------------
Publishing -- 1.7%
-----------------------------------------------------------------------
McGraw-Hill Companies, Inc. (The)              50,000      $  3,081,250
-----------------------------------------------------------------------
                                                           $  3,081,250
-----------------------------------------------------------------------
REITS -- 2.4%
-----------------------------------------------------------------------
Equity Office Properties Trust                100,000      $  2,462,500
Spieker Properties, Inc.                       50,000         1,821,875
-----------------------------------------------------------------------
                                                           $  4,284,375
-----------------------------------------------------------------------
Retail - Food and Drug -- 3.8%
-----------------------------------------------------------------------
CVS Corp.                                      80,000      $  3,195,000
Safeway, Inc.(1)                              100,000         3,556,250
-----------------------------------------------------------------------
                                                           $  6,751,250
-----------------------------------------------------------------------
Retail - Specialty and Apparel -- 5.8%
-----------------------------------------------------------------------
Circuit City Stores-Circuit City Group         75,000      $  3,379,688
Mens Wearhouse, Inc. (The)(1)                 125,000         3,671,875
TJX Companies, Inc. (The)                     160,000         3,270,000
-----------------------------------------------------------------------
                                                           $ 10,321,563
-----------------------------------------------------------------------
Specialty Chemicals and Materials -- 2.8%
-----------------------------------------------------------------------
Bemis Co., Inc.                                50,000      $  1,743,750
Ecolab, Inc.                                   80,000         3,130,000
-----------------------------------------------------------------------
                                                           $  4,873,750
-----------------------------------------------------------------------
Telecommunications Services -- 0.9%
-----------------------------------------------------------------------
Sprint Corp.                                   25,000      $  1,682,813
-----------------------------------------------------------------------
                                                           $  1,682,813
-----------------------------------------------------------------------
Telephone Utilities -- 5.6%
-----------------------------------------------------------------------
Bell Atlantic Corp.                            30,000      $  1,846,875
BellSouth Corp.                                40,000         1,872,500
SBC Communications, Inc.                       91,320         4,451,850
US West, Inc.                                  25,000         1,800,000
-----------------------------------------------------------------------
                                                           $  9,971,225
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                SECURITY                  SHARES           VALUE
-----------------------------------------------------------------------
Transportation -- 1.2%
-----------------------------------------------------------------------
FDX Corp.(1)                                   50,000      $  2,046,875
-----------------------------------------------------------------------
                                                           $  2,046,875
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $146,837,768)                          $176,166,348
-----------------------------------------------------------------------
CORPORATE BONDS -- 0.0%

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
H. P. Hood & Son, 7.50%, 2/1/01(2)           $     50      $     41,000
-----------------------------------------------------------------------
Total Corporate Bonds
   (identified cost, $50,000)                              $     41,000
-----------------------------------------------------------------------
COMMERCIAL PAPER -- 0.4%

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
SBC Communications, Inc., 4.70%, 1/3/00      $    633      $    632,752
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $632,752)                           $    632,752
-----------------------------------------------------------------------
Total Investments -- 99.9%
   (identified cost $147,520,520)                          $176,840,100
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.1%                     $    207,346
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $177,047,446
-----------------------------------------------------------------------

 ADR - American Depositary Receipt

 REIT - Real Estate Investment Trust

 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 1999
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $147,520,520)                          $176,840,100
Cash                                             1,790
Interest and dividends receivable              223,358
Tax reclaim receivable                           2,598
------------------------------------------------------
TOTAL ASSETS                              $177,067,846
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable to affiliate for Trustees' fees   $      4,329
Accrued expenses                                16,071
------------------------------------------------------
TOTAL LIABILITIES                         $     20,400
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $177,047,446
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $147,727,866
Net unrealized appreciation (computed on
   the basis of identified cost)            29,319,580
------------------------------------------------------
TOTAL                                     $177,047,446
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 1999
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $117,108)                              $  2,727,411
Interest                                       311,358
Miscellaneous                                    9,686
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  3,048,455
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  1,121,768
Trustees' fees and expenses                     15,612
Custodian fee                                  104,361
Legal and accounting services                   28,163
Amortization of organization expenses            1,946
Miscellaneous                                    5,394
------------------------------------------------------
TOTAL EXPENSES                            $  1,277,244
------------------------------------------------------

NET INVESTMENT INCOME                     $  1,771,211
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 30,011,809
------------------------------------------------------
NET REALIZED GAIN                         $ 30,011,809
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(25,613,190)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(25,613,190)
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $  4,398,619
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  6,169,830
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

Increase (Decrease)                       YEAR ENDED         YEAR ENDED
in Net Assets                             DECEMBER 31, 1999  DECEMBER 31, 1998
------------------------------------------------------------------------------
From operations --
   Net investment income                  $       1,771,211  $       1,473,633
   Net realized gain                             30,011,809          8,344,503
   Net change in unrealized
      appreciation (depreciation)               (25,613,190)        21,695,116
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $       6,169,830  $      31,513,252
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      27,839,161  $      19,532,064
   Withdrawals                                  (28,078,305)       (23,276,391)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $        (239,144) $      (3,744,327)
------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $       5,930,686  $      27,768,925
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $     171,116,760  $     143,347,835
------------------------------------------------------------------------------
AT END OF YEAR                            $     177,047,446  $     171,116,760
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                            YEAR ENDED DECEMBER 31,
                                ------------------------------------------------
                                  1999      1998      1997      1996      1995
--------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------
Expenses                          0.71%     0.72%     0.73%     0.73%       0.75%
Net investment income             0.99%     0.95%     1.37%     1.96%       2.30%
Portfolio Turnover                 126%       95%       93%      114%        108%
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)              $177,047  $171,117  $143,348  $122,963  $107,717
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Growth & Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and asked prices on the principal market where the security was traded. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable, including any security the disposition of which is restricted under the Securities Act of 1933, and other assets will be appraised at their fair value as determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 1999, $228 credit balances were used to reduce the Portfolio's custodian fee.

 E Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its oganization were amortized on the straight-line basis over five years and are fully amortized at December 31, 1999.

 F Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 G Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   services rendered to the Portfolio. The fee is at the annual rate of 5/8 of 1% of average daily net assets. For the year ended December 31, 1999, the fee amounted to $1,121,768. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 1999, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $223,649,762 and $218,558,679, respectively, for the year ended December 31, 1999.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 1999, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $147,520,520
    ------------------------------------------------------
    Gross unrealized appreciation             $ 34,485,375
    Gross unrealized depreciation               (5,165,795)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 29,319,580
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

GROWTH & INCOME PORTFOLIO DECEMBER 31, 1999

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS OF GROWTH & INCOME PORTFOLIO
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and supplementary data present fairly, in all material respects, the financial position of Growth & Income Portfolio (the "Portfolio") at December 31, 1999, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 31, 2000

EATON VANCE GROWTH & INCOME FUND AS OF DECEMBER 31, 1999

INVESTMENT MANAGEMENT


GROWTH & INCOME PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Michael R. Mach
Vice President and Portfolio
Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant